JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 100.0%
Aerospace & Defense — 0.5%
Axon Enterprise, Inc.*	2,021	375,946
Howmet Aerospace, Inc.*	7,366	241,752
Virgin Galactic Holdings, Inc.*	11,730	351,783

		969,481

Automobiles & Parts — 2.2%
Gentex Corp.	11,710	398,491
Tesla, Inc.*	5,919	4,067,537

		4,466,028

Banks — 1.6%
Bank OZK	3,076	125,224
Discover Financial Services	2,072	257,591
East West Bancorp, Inc.	3,639	258,915
First Citizens BancShares, Inc., Class A(a)	202	158,083
First Republic Bank	2,390	466,098
Pinnacle Financial Partners, Inc.	1,674	150,007
Popular, Inc. (Puerto Rico)	2,418	175,934
Regions Financial Corp.	17,367	334,315
Signature Bank	1,220	276,903
SVB Financial Group*	1,115	613,205
Western Alliance Bancorp	3,464	321,529

		3,137,804

Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A*	402	285,420
Monster Beverage Corp.*	6,824	643,640

		929,060

Chemicals — 0.6%
Air Products and Chemicals, Inc.	2,370	689,741
Albemarle Corp.	1,936	398,893
Ashland Global Holdings, Inc.	709	60,315
Element Solutions, Inc.	5,136	120,131

		1,269,080

Construction & Materials — 2.4%
Advanced Drainage Systems, Inc.	2,110	257,610
AECOM*	7,025	442,294
Carrier Global Corp.	15,343	847,701
Louisiana-Pacific Corp.	7,237	401,219
Masco Corp.	8,008	478,158
MasTec, Inc.*	3,661	370,603
Quanta Services, Inc.	5,216	474,134
Trane Technologies plc	4,004	815,255
Trex Co., Inc.*	4,690	455,399
Watsco, Inc.	1,080	305,035

		4,847,408

Consumer Services — 0.5%
Copart, Inc.*	4,735	696,045
Frontdoor, Inc.*	13	636
Rollins, Inc.	6,386	244,776

		941,457

Electricity — 1.8%
AES Corp. (The)	19,957	472,981
Eversource Energy	6,097	525,988
NextEra Energy, Inc.	21,539	1,677,888
Southern Co. (The)	5,952	380,154
Sunrun, Inc.*	8,486	449,504

		3,506,515

Electronic & Electrical Equipment — 1.4%
Johnson Controls International plc	11,533	823,687
Keysight Technologies, Inc.*	3,999	658,035
Mettler-Toledo International, Inc.*	473	697,065
Zebra Technologies Corp., Class A*	1,143	631,485

		2,810,272

Finance & Credit Services — 1.5%
Ally Financial, Inc.	9,911	509,029
Moody’s Corp.	2,278	856,528
Morningstar, Inc.	636	160,673
MSCI, Inc.	1,447	862,354
OneMain Holdings, Inc.	4,477	273,097
SLM Corp.	20,910	393,735

		3,055,416

Food Producers — 1.9%
Archer-Daniels-Midland Co.	8,861	529,179
Beyond Meat, Inc.*(a)	1,634	200,492
Bunge Ltd.	5,562	431,778
Conagra Brands, Inc.	8,840	296,052
Corteva, Inc.	14,385	615,390
Darling Ingredients, Inc.*	6,026	416,216
Freshpet, Inc.*	1,140	166,953
Hain Celestial Group, Inc. (The)*	2,783	111,070
Herbalife Nutrition Ltd.*	4,228	215,374
Kraft Heinz Co. (The)	9,652	371,312
McCormick & Co., Inc. (Non-Voting)	5,126	431,455

		3,785,271

Gas, Water & Multi-utilities — 0.6%
American Water Works Co., Inc.	3,843	653,733
National Fuel Gas Co.	2,290	117,774
WEC Energy Group, Inc.	5,484	516,264

		1,287,771

General Industrials — 0.6%
AptarGroup, Inc.	1,216	156,767
Crown Holdings, Inc.	4,478	446,725
RPM International, Inc.	4,111	355,971
Valmont Industries, Inc.	609	144,303

		1,103,766

Health Care Providers — 2.6%
Acadia Healthcare Co., Inc.*	1,543	95,234
Amedisys, Inc.*	1,484	386,760
Chemed Corp.	353	168,035
DaVita, Inc.*	3,516	422,799
HCA Healthcare, Inc.	1,468	364,358
Humana, Inc.	1,760	749,514
Teladoc Health, Inc.*	2,658	394,580
UnitedHealth Group, Inc.	4,388	1,808,821
Veeva Systems, Inc., Class A*	2,390	795,177

		5,185,278

Household Goods & Home Construction — 0.4%
DR Horton, Inc.	2,941	280,660
PulteGroup, Inc.	9,189	504,200

		784,860

Industrial Engineering — 1.8%
AGCO Corp.	3,382	446,796
Caterpillar, Inc.	6,249	1,291,981

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Deere & Co.	3,440	1,243,869
Generac Holdings, Inc.*	1,583	663,847

		3,646,493

Industrial Materials — 0.3%
Avery Dennison Corp.	2,419	509,635

Industrial Metals & Mining — 0.4%
Fastenal Co.	2,800	153,356
Freeport-McMoRan, Inc.	15,982	608,914

		762,270

Industrial Support Services — 4.4%
American Express Co.	3,296	562,067
Bill.Com Holdings, Inc.*	2,785	575,994
Cintas Corp.	1,576	621,228
Fair Isaac Corp.*	910	476,758
Paylocity Holding Corp.*	1,753	363,677
PayPal Holdings, Inc.*	11,041	3,042,127
Square, Inc., Class A*	4,841	1,196,986
Visa, Inc., Class A	7,699	1,896,956

		8,735,793

Industrial Transportation — 2.6%
FedEx Corp.	3,302	924,395
JB Hunt Transport Services, Inc.	2,845	479,240
Kansas City Southern	2,026	542,563
Norfolk Southern Corp.	3,455	890,803
Old Dominion Freight Line, Inc.	2,340	629,811
Ryder System, Inc.	2,546	193,878
Schneider National, Inc., Class B	13	292
United Parcel Service, Inc., Class B	7,909	1,513,466

		5,174,448

Investment Banking & Brokerage Services — 5.1%
Affiliated Managers Group, Inc.	2,665	422,243
Ameriprise Financial, Inc.	1,706	439,397
Ares Management Corp.	3,844	275,269
BlackRock, Inc.	1,613	1,398,745
Broadridge Financial Solutions, Inc.	2,877	499,131
Charles Schwab Corp. (The)	13,428	912,433
Evercore, Inc., Class A	2,970	392,634
Goldman Sachs Group, Inc. (The)	3,072	1,151,631
Interactive Brokers Group, Inc., Class A	2,940	181,868
Invesco Ltd.	15,554	379,206
Jefferies Financial Group, Inc.	13,498	447,999
KKR & Co., Inc.	11,197	713,921
LPL Financial Holdings, Inc.	3,313	467,265
Morgan Stanley	15,602	1,497,480
Nasdaq, Inc.	1,908	356,281
T. Rowe Price Group, Inc.	2,731	557,561
Virtu Financial, Inc., Class A	757	19,485

		10,112,549

Leisure Goods — 0.8%
Garmin Ltd.	3,835	602,862
Pool Corp.	1,190	568,606
Take-Two Interactive Software, Inc.*	2,957	512,803

		1,684,271

Media — 0.4%
Trade Desk, Inc. (The), Class A*	8,619	705,982

Medical Equipment & Services — 6.5%
10X Genomics, Inc., Class A*	2,517	461,190
Agilent Technologies, Inc.	5,136	786,989
Bio-Rad Laboratories, Inc., Class A*	778	575,339
Bio-Techne Corp.	1,167	562,774
Danaher Corp.	6,826	2,030,667
Dexcom, Inc.*	1,441	742,850
IDEXX Laboratories, Inc.*	1,343	911,266
Insulet Corp.*	1,807	505,400
Intuitive Surgical, Inc.*	1,312	1,300,795
Masimo Corp.*	370	100,784
Quest Diagnostics, Inc.	3,613	512,323
Repligen Corp.*	2,204	541,523
ResMed, Inc.	2,765	751,527
STERIS plc	644	140,360
Thermo Fisher Scientific, Inc.	4,093	2,210,261
West Pharmaceutical Services, Inc.	1,695	697,882

		12,831,930

Non-life Insurance — 2.1%
Aon plc, Class A	3,058	795,172
Arthur J Gallagher & Co.	4,270	594,854
Brown & Brown, Inc.	8,451	459,734
Erie Indemnity Co., Class A	680	125,725
Marsh & McLennan Cos., Inc.	6,237	918,211
Progressive Corp. (The)	8,853	842,452
Willis Towers Watson plc	2,317	477,487

		4,213,635

Non-Renewable Energy — 1.9%
Antero Midstream Corp.	35,432	336,604
Baker Hughes Co.	11,492	244,090
Cheniere Energy, Inc.*	4,003	339,975
Chevron Corp.	11,188	1,139,050
Cimarex Energy Co.	3,928	256,105
EQT Corp.*	18,585	341,778
Hess Corp.	4,790	366,148
Pioneer Natural Resources Co.	2,432	353,540
Targa Resources Corp.	4,390	184,863
Texas Pacific Land Corp.	167	249,256

		3,811,409

Personal Care, Drug & Grocery Stores — 2.1%
Casey’s General Stores, Inc.	1,512	298,938
Church & Dwight Co., Inc.	5,447	471,601
Kroger Co. (The)	14,652	596,336
Procter & Gamble Co. (The)	18,270	2,598,542
Spectrum Brands Holdings, Inc.	2,368	206,845

		4,172,262

Personal Goods — 2.1%
Capri Holdings Ltd.*	7,927	446,369
Estee Lauder Cos., Inc. (The), Class A	3,179	1,061,246
NIKE, Inc., Class B	13,201	2,211,299
Tapestry, Inc.*	10,773	455,698

		4,174,612

Pharmaceuticals, Biotechnology & Marijuana Producers — 4.3%
Acceleron Pharma, Inc.*	3,071	384,059
Alnylam Pharmaceuticals, Inc.*	2,898	518,568
Bristol-Myers Squibb Co.	8,370	568,072
Catalent, Inc.*	4,497	538,786
Charles River Laboratories International, Inc.*	1,261	513,126
Eli Lilly & Co.	7,836	1,908,066
Guardant Health, Inc.*	172	18,886

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Horizon Therapeutics plc*	5,458	545,909
Moderna, Inc.*	4,262	1,507,043
Seagen, Inc.*	2,829	433,940
United Therapeutics Corp.*	1,949	354,582
Zoetis, Inc.	5,999	1,215,997

		8,507,034

Precious Metals & Mining — 0.3%
Newmont Corp.	8,539	536,420

Real Estate Investment & Services — 0.9%
CBRE Group, Inc., Class A*	6,566	633,356
CoStar Group, Inc.*	7,277	646,562
Zillow Group, Inc., Class C*	4,003	425,359

		1,705,277

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	2,370	477,176
Crown Castle International Corp.	4,610	890,145
CyrusOne, Inc.	877	62,504
Gaming and Leisure Properties, Inc.	5,591	264,678
Invitation Homes, Inc.	12,473	507,402
Iron Mountain, Inc.	10,473	458,298
Life Storage, Inc.	2,800	328,608
Medical Properties Trust, Inc.	4,552	95,728
Omega Healthcare Investors, Inc.	510	18,503
Prologis, Inc.	8,162	1,045,062
Weyerhaeuser Co.	16,826	567,541

		4,715,645

Renewable Energy — 0.7%
Enphase Energy, Inc.*	3,208	608,237
First Solar, Inc.*	5,216	448,785
Plug Power, Inc.*	9,688	264,288

		1,321,310

Retailers — 7.5%
Amazon.com, Inc.*	1,048	3,487,314
Burlington Stores, Inc.*	1,503	503,204
Costco Wholesale Corp.	4,356	1,871,860
Dick’s Sporting Goods, Inc.	2,361	245,874
Etsy, Inc.*	2,707	496,762
GameStop Corp., Class A*(a)	2,097	337,869
Gap, Inc. (The)	13,265	386,940
Home Depot, Inc. (The)	10,178	3,340,318
L Brands, Inc.	7,548	604,368
O’Reilly Automotive, Inc.*	532	321,243
Qurate Retail, Inc., Series A	13,708	162,577
Target Corp.	5,737	1,497,644
TJX Cos., Inc. (The)	13,781	948,271
Wayfair, Inc., Class A*(a)	1,108	267,427
Williams-Sonoma, Inc.	2,340	354,978

		14,826,649

Software & Computer Services — 16.3%
Adobe, Inc.*	4,583	2,848,930
Anaplan, Inc.*	4,678	267,582
ANSYS, Inc.*	1,837	676,861
Atlassian Corp. plc, Class A*	2,513	817,027
Autodesk, Inc.*	3,180	1,021,193
Avalara, Inc.*	2,784	465,401
Black Knight, Inc.*	195	16,148
Cadence Design Systems, Inc.*	5,021	741,351
Ceridian HCM Holding, Inc.*	4,803	472,615
Cloudflare, Inc., Class A*	5,348	634,433
Coupa Software, Inc.*	1,830	397,110
Crowdstrike Holdings, Inc., Class A*	2,951	748,403
Datadog, Inc., Class A*	5,234	579,404
Dell Technologies, Inc., Class C*	5,880	568,126
DocuSign, Inc.*	2,576	767,751
Dolby Laboratories, Inc., Class A	395	38,355
DXC Technology Co.*	8,754	349,985
Dynatrace, Inc.*	7,890	503,934
EPAM Systems, Inc.*	1,183	662,243
Everbridge, Inc.*	622	87,839
Fastly, Inc., Class A*(a)	5,189	249,435
Five9, Inc.*	2,815	566,631
HubSpot, Inc.*	1,072	638,933
InterActiveCorp.*	3,086	423,677
Intuit, Inc.	2,797	1,482,326
Manhattan Associates, Inc.*	2,409	384,549
Match Group, Inc.*	3,904	621,790
Microsoft Corp.	13,802	3,932,328
MongoDB, Inc.*	1,361	488,490
NCR Corp.*	4,809	213,520
Nuance Communications, Inc.*	9,184	504,202
Okta, Inc.*	2,542	629,882
Palo Alto Networks, Inc.*	1,815	724,276
Paycom Software, Inc.*	1,145	458,000
Pegasystems, Inc.	2,782	355,095
Pinterest, Inc., Class A*	10,032	590,885
salesforce.com, Inc.*	8,965	2,168,902
ServiceNow, Inc.*	2,254	1,325,104
Smartsheet, Inc., Class A*	1,078	78,209
Synopsys, Inc.*	2,684	772,965
Twilio, Inc., Class A*	2,270	848,049
Twitter, Inc.*	1,465	102,184
Tyler Technologies, Inc.*	1,121	552,249
Vimeo, Inc.*	3,254	145,779
Zoom Video Communications, Inc., Class A*	2,278	861,312
Zscaler, Inc.*	2,410	568,543

		32,352,006

Technology Hardware & Equipment — 12.0%
Advanced Micro Devices, Inc.*	14,428	1,532,109
Apple, Inc.	24,737	3,608,139
Applied Materials, Inc.	10,342	1,447,156
Broadcom, Inc.	4,064	1,972,666
Cirrus Logic, Inc.*	1,080	89,197
Corning, Inc.	14,995	627,691
Cree, Inc.*	4,311	399,888
Entegris, Inc.	4,336	523,095
HP, Inc.	10,909	314,943
KLA Corp.	2,472	860,652
Lam Research Corp.	1,767	1,126,303
Marvell Technology, Inc.	13,892	840,605
Monolithic Power Systems, Inc.	1,394	626,268
NVIDIA Corp.	20,984	4,091,670
NXP Semiconductors NV (China)	3,860	796,665
ON Semiconductor Corp.*	13,430	524,576
Qorvo, Inc.*	1,815	344,106
QUALCOMM, Inc.	6,341	949,882
Skyworks Solutions, Inc.	3,370	621,799

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
SYNNEX Corp.	1,095	130,896
Teradyne, Inc.	4,306	546,862
Texas Instruments, Inc.	9,354	1,783,060
Universal Display Corp.	275	64,485

		23,822,713

Telecommunications Equipment — 0.4%
Arista Networks, Inc.*	1,015	386,096
Motorola Solutions, Inc.	1,082	242,281
Ubiquiti, Inc.	568	177,841

		806,218

Telecommunications Service Providers — 2.8%
Charter Communications, Inc., Class A*	1,637	1,218,010
Comcast Corp., Class A	12,426	731,022
Liberty Broadband Corp., Class C*	3,569	633,462
Roku, Inc.*	2,037	872,467
T-Mobile US, Inc.*	6,796	978,760
Verizon Communications, Inc.	20,799	1,160,168

		5,593,889

Tobacco — 0.1%
Altria Group, Inc.	4,304	206,764

Travel & Leisure — 2.4%
Boyd Gaming Corp.*	5,259	299,763
Chipotle Mexican Grill, Inc.*	496	924,266
Choice Hotels International, Inc.	1,543	185,006
Hilton Worldwide Holdings, Inc.*	4,307	566,155
Peloton Interactive, Inc., Class A*	5,308	626,609
Starbucks Corp.	12,947	1,572,154
Yum China Holdings, Inc. (China)	8,397	522,210

		4,696,163

Waste & Disposal Services — 0.3%
Republic Services, Inc.	4,437	525,163

TOTAL COMMON STOCKS (Cost $150,947,034)		198,230,007

SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT COMPANIES — 0.0%(b)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)(Cost $100,389)	100,389	100,389

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)(Cost $1,178,781)	1,178,781	1,178,781

TOTAL SHORT-TERM INVESTMENTS (Cost $1,279,170)		1,279,170

Total Investments — 100.6% (Cost $152,226,204)		199,509,177
Liabilities in Excess of Other Assets — (0.6%)		(1,094,256)

Net Assets — 100.0%		198,414,921

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $1,116,197.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2021:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	6	09/2021	USD	131,670	3,078

Abbreviations

USD	United States Dollar

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$199,509,177	$—	$—	$199,509,177

Appreciation in Other Financial Instruments
Futures Contracts(a)	$3,078	$—	$—	$3,078

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares(a)	$399,860	$—	$399,860	$(50)	$50	$—	—	$71	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	1,913,212	1,812,823	—	—	100,389	100,389	12	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	800,674	12,201,093	11,822,986	—	—	1,178,781	1,178,781	139	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	205,755	3,127,882	3,333,637	—	—	—	—	28	—

Total	$1,406,289	$17,242,187	$17,369,306	$(50)	$50	$1,279,170		$250	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.